Other non-current liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	£ 84	£ 41
Customer contributions	421	421
Contingent consideration	0	7
Other payables	416	336
Other non-current liabilities	£ 921	£ 805